Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug. 29, 2011
U.S. Mortgage Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	493
3 Years	rr_ExpenseExampleYear03	762
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	1,876
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
U.S. Mortgage Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.70%	[3]
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	607
5 Years	rr_ExpenseExampleYear05	1,067
10 Years	rr_ExpenseExampleYear10	2,342
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	607
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,342
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
U.S. Mortgage Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[3]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Annual Return 2006	rr_AnnualReturn2006	5.14%
Annual Return 2007	rr_AnnualReturn2007	6.25%
Annual Return 2008	rr_AnnualReturn2008	1.19%
Annual Return 2009	rr_AnnualReturn2009	14.01%
Annual Return 2010	rr_AnnualReturn2010	12.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.66%)
1 Year	rr_AverageAnnualReturnYear01	12.12%
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
U.S. Mortgage Portfolio | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.67%
5 Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
U.S. Mortgage Portfolio | Institutional Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
U.S. Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about U.S. Mortgage Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Mortgage Portfolio (the "Fund") is to seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the "Details about the Share Classes" section on page 17 of the Fund's prospectus and in the "Purchase of Shares" section on page II-72 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,651% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1651.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, given that the Fund's most recent annual report does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Mortgage Portfolio invests primarily in mortgage-related securities. The securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, securities issued by U.S. government instrumentalities and U.S. government-sponsored enterprises, and other mortgage-backed securities or mortgage-related securities issued by the U.S. government or by private issuers. This includes debt securities issued by eligible financial institutions and guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under its Temporary Liquidity Guarantee Program. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States.

The Fund seeks to achieve its investment objective by selecting securities of any maturity issued or guaranteed by the U.S. government, by various agencies of the U.S. government, by various instrumentalities that have been established or sponsored by the U.S. government, or securities issued by banks or other financial institutions. Some of these securities are issued and/or guaranteed by the U.S. government and are supported by the full faith and credit of the United States. Other securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States, and are not backed by the full faith and credit of the United States, but involve sponsorship or guarantees by government agencies or enterprises. Other securities are issued by banks and other financial institutions. These securities are primarily investment grade, but are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises.

The Fund may also enter into dollar rolls. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
  Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund's portfolio turnover rate. A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price.

  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Prepayment and Extension Risk — When interest rates fall, an issuer may redeem a security with call features by repaying it early, and the Fund may have to invest the proceeds in securities with lower yields. When interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these securities to fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The returns for Institutional Shares are based on the performance of its predecessor class. The returns for Investor A and Investor C Shares prior to December 6, 2010, the commencement of operations of Investor A and Investor C Shares, are based on the performance of the Fund's Institutional Shares. The returns for Investor A and Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Investor A and Investor C Shares, respectively. The table compares the Fund's performance to that of the Barclays Capital U.S. Mortgage-Backed Securities Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The performance information provided below reflects contractual expense waivers or reimbursements that the Fund's investment manager had in place for the Institutional Shares predecessor class to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses. These contractual waivers or reimbursements have been discontinued for Institutional Shares. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS U.S. Mortgage Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 5.04% (quarter ended September 30, 2009) and the lowest return for a quarter was –1.66% (quarter ended June 30, 2008). The year-to-date return as of June 30, 2011 was 2.71%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A and Investor C Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A and Investor C Shares will vary.

U.S. Mortgage Portfolio | Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%

[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, given that the Fund's most recent annual report does not include Acquired Fund Fees and Expenses.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.93% (for Investor A Shares), 1.68% (for Investor C Shares) until September 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	There is no CDSC on Investor C Shares after one year.